TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current taxes	$ 1,467	$ 683	$ 798
Deferred taxes	(1,045)	(235)	(552)
Taxes in respect of previous years	(287)	90	5
Total income tax benefits	$ 135	$ 538	$ 251